PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 84.9%

Aerospace & Defense — 1.1%
AAR Corp.	21,831	$899,656

Airlines — 3.5%
Alaska Air Group, Inc.	19,489	1,265,031
Hawaiian Holdings, Inc.	28,114	738,274
SkyWest, Inc.	16,464	945,033

		2,948,338

Apparel — 1.5%
Capri Holdings Ltd.*	18,119	600,826
Skechers U.S.A., Inc., Class A*	18,066	674,765

		1,275,591

Auto Parts & Equipment — 2.6%
Cooper-Standard Holdings, Inc.*	14,350	586,628
Dana, Inc.	46,682	674,088
Lear Corp.	7,366	868,451

		2,129,167

Banks — 9.8%
Associated Banc-Corp.	46,335	938,284
BankUnited, Inc.	33,340	1,120,891
Comerica, Inc.	14,515	957,845
Synovus Financial Corp.	30,970	1,107,487
Texas Capital Bancshares, Inc.*	15,602	852,649
Umpqua Holdings Corp.	62,070	1,021,672
Webster Financial Corp.	19,088	894,655
Zions Bancorp NA	28,792	1,281,820

		8,175,303

Beverages — 1.1%
Cott Corp.	73,341	914,562

Building Materials — 1.1%
Masonite International Corp.*	16,299	945,342

Chemicals — 1.5%
Orion Engineered Carbons S.A.	35,202	588,225
Westlake Chemical Corp.	10,303	675,053

		1,263,278

Commercial Services — 2.0%
Quanta Services, Inc.	25,237	953,958
Sotheby’s*	12,516	713,162

		1,667,120

Computers — 3.3%
Genpact Ltd.	18,928	733,460
NCR Corp.*	38,783	1,223,991
NetScout Systems, Inc.*	33,130	763,978

		2,721,429

Diversified Financial Services — 0.8%
OneMain Holdings, Inc.	17,433	639,442

Electric — 3.5%
Alliant Energy Corp.	24,720	1,333,150
Black Hills Corp.	9,665	741,595

	Number of Shares	Value†

Electric — (continued)
PNM Resources, Inc.	15,691	$817,187

		2,891,932

Electrical Components & Equipment — 1.7%
Belden, Inc.	9,084	484,541
EnerSys	13,566	894,542

		1,379,083

Electronics — 2.0%
Avnet, Inc.	20,583	915,635
TTM Technologies, Inc.*	62,142	757,821

		1,673,456

Engineering & Construction — 0.6%
Tutor Perini Corp.*	34,270	491,089

Food — 4.2%
Nomad Foods Ltd.*	57,628	1,181,374
The Hain Celestial Group, Inc.*	42,198	906,202
US Foods Holding Corp.*	34,459	1,416,265

		3,503,841

Gas — 0.9%
Southwest Gas Holdings, Inc.	8,180	744,707

Hand & Machine Tools — 1.5%
Kennametal, Inc.	23,106	710,278
Regal Beloit Corp.	7,283	530,567

		1,240,845

Healthcare Services — 2.5%
ICON PLC*	6,140	904,668
Molina Healthcare, Inc.*	7,570	830,580
WellCare Health Plans, Inc.*	1,278	331,219

		2,066,467

Home Builders — 2.6%
Lennar Corp., Class A	17,747	991,170
Taylor Morrison Home Corp., Class A*	44,323	1,149,739

		2,140,909

Insurance — 10.4%
American Financial Group, Inc.	10,184	1,098,344
Essent Group Ltd.	19,359	922,843
Everest Re Group Ltd.	4,717	1,255,146
First American Financial Corp.	12,654	746,713
Kemper Corp.	11,460	893,307
Old Republic International Corp.	35,710	841,685
Reinsurance Group of America, Inc.	9,187	1,468,818
Selective Insurance Group, Inc.	9,286	698,214
The Hanover Insurance Group, Inc.	5,070	687,188

		8,612,258

Internet — 0.8%
Criteo SA ADR*	34,590	646,487

Iron & Steel — 0.8%
Carpenter Technology Corp.	13,138	678,709

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Leisure Time — 1.8%
Brunswick Corp.	16,360	$852,683
Callaway Golf Co.	35,269	684,572

		1,537,255

Machinery - Construction & Mining — 0.7%
Terex Corp.	21,850	567,445

Media — 1.0%
Houghton Mifflin Harcourt Co.*	67,730	361,001
Sinclair Broadcast Group, Inc., Class A	10,650	455,181

		816,182

Mining — 0.7%
Alcoa Corp.*	27,165	545,202

Miscellaneous Manufacturing — 0.9%
Trinseo SA	16,810	721,990

Office Furnishings — 0.2%
Steelcase, Inc., Class A	9,110	167,624

Oil & Gas — 1.6%
Cimarex Energy Co.	6,398	306,720
Oasis Petroleum, Inc.*	88,690	306,867
QEP Resources, Inc.	84,508	312,680
SM Energy Co.	38,860	376,554

		1,302,821

Oil & Gas Services — 2.8%
Dril-Quip, Inc.*	13,875	696,247
MRC Global, Inc.*	38,312	464,725
Oil States International, Inc.*	32,270	429,191
Patterson-UTI Energy, Inc.	52,159	445,959
RPC, Inc.	50,650	284,147

		2,320,269

Packaging and Containers — 1.9%
Graphic Packaging Holding Co.	57,117	842,476
Sealed Air Corp.	18,761	778,769

		1,621,245

Retail — 3.0%
Bloomin’ Brands, Inc.	40,428	765,302
Papa John’s International, Inc.	16,807	879,846
Signet Jewelers Ltd.	19,220	322,127
The Michaels Cos, Inc.*	50,330	492,731

		2,460,006

Savings & Loans — 1.2%
Sterling Bancorp	50,700	1,017,042

Semiconductors — 3.2%
Cypress Semiconductor Corp.	38,110	889,487
Kulicke & Soffa Industries, Inc.	39,929	937,533
MaxLinear, Inc.*	37,523	839,765

		2,666,785

Software — 3.2%
CommVault Systems, Inc.*	17,777	794,810
Nuance Communications, Inc.*	66,925	1,091,547

	Number of Shares	Value†

Software — (continued)
Verint Systems, Inc.*	17,216	$736,500

		2,622,857

Telecommunications — 1.4%
Amdocs Ltd.	17,142	1,133,258

Transportation — 1.5%
Atlas Air Worldwide Holdings, Inc.*	9,189	231,838
Hub Group, Inc., Class A*	7,929	368,699
Knight-Swift Transportation Holdings, Inc.	17,648	640,622

		1,241,159

TOTAL COMMON STOCKS (Cost $72,784,868)		70,390,151

REAL ESTATE INVESTMENT TRUSTS — 14.2%

Apartments — 2.9%
American Campus Communities, Inc.	24,086	1,158,055
Camden Property Trust	11,178	1,240,870

		2,398,925

Diversified — 1.2%
Cousins Properties, Inc.	26,133	982,339

Hotels & Resorts — 2.2%
MGM Growth Properties LLC, Class A	35,052	1,053,312
Park Hotels & Resorts, Inc.	33,108	826,707

		1,880,019

Industrial — 2.5%
Americold Realty Trust	24,384	903,915
STAG lndustrial, Inc.	39,760	1,172,125

		2,076,040

Manufactured Homes — 1.8%
Sun Communities, Inc.	10,120	1,502,314

Office Property — 2.0%
Easterly Government Properties, Inc.	32,841	699,513
Empire State Realty Trust, Inc., Class A	66,498	948,927

		1,648,440

Storage & Warehousing — 1.6%
CubeSmart	37,898	1,322,640

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,765,515)		11,810,717

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $287,410)	287,410	287,410

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP VALUE FUND

TOTAL INVESTMENTS — 99.4% (Cost $83,837,793)	82,488,278

Other Assets & Liabilities — 0.6%	470,034

TOTAL NET ASSETS — 100.0%	$82,958,312

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ADR — American Depositary Receipt.

LLC — Limited Liability Company.

NA — National Association.

PLC — Public Limited Company.

S.A. — Societe Anonyme

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMID CAP VALUE FUND

Country Weightings as of 09/30/2019 ††
United States	93%
Bermuda	2
United Kingdom	2
France	1
Ireland	1
Singapore	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$70,390,151	$70,390,151	$—	$—
REAL ESTATE INVESTMENT TRUSTS	11,810,717	11,810,717	—	—
SHORT-TERM INVESTMENTS	287,410	287,410	—	—

TOTAL INVESTMENTS	$82,488,278	$82,488,278	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.